Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, Plant and Equipment
	Computer Equipment $’000	Office Equipment $’000	Medical Devices $’000	ROU Assets $’000	Total $’000
Cost
At January 1, 2022	55	8	38	—	101
Additions	67	—	—	—	67
Exchange difference	(3)	—	(2)	—	(5)
At December 31, 2022	119	8	36	—	163

Accumulated Depreciation
At January 1, 2022	9	1	9	—	19
Charge for the year	28	2	17	—	47
Exchange difference	—	—	—	—	—
At December 31, 2022	37	3	26	—	66

Net Book Amount
At December 31, 2022	82	5	10	—	97

Cost
At January 1, 2023	119	8	36	—	163
Additions	90	10	—	1,179	1,279
Exchange difference	(1)	(2)	—	19	16
At December 31, 2023	208	16	36	1,198	1,458

Accumulated Depreciation
At January 1, 2023	37	3	26	—	66
Charge for the year	54	5	9	247	315
Exchange difference	2	—	1	5	8
At December 31, 2023	93	8	36	252	389

Net Book Amount
At December 31, 2023	115	8	—	946	1,069